EQUITY ACCOUNTED INVESTMENTS - Ownership, Voting Interest, and Carrying Value of Investments (Details) - USD ($) $ in Millions	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	9.00%
Voting interest	29.00%
Carrying value	$ 609	$ 609	$ 166	$ 492
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	212	$ 212	$ 80
Business services | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest		28.00%	28.00%
Voting interest		28.00%	28.00%
Business services | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest		67.00%	60.00%
Voting interest		60.00%	50.00%
Construction services
Disclosure Of Associates And Joint Ventures [Line Items]
Voting interest			50.00%
Carrying value	1	$ 1	$ 1
Construction services | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest		50.00%	50.00%
Voting interest		50.00%
Construction services | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest		90.00%	90.00%
Voting interest		90.00%
Industrial operations
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest		50.00%	0.00%
Voting interest		50.00%	0.00%
Carrying value	102	$ 102	$ 0
Energy
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest			14.00%
Voting interest			29.00%
Carrying value	$ 294	$ 294	$ 85
Energy | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest		14.00%
Voting interest		29.00%
Energy | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest		25.00%
Voting interest		60.00%